Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents		$ 21,832	$ 23,878
Trade and other receivables		26,007	27,876
Income tax receivable		142	220
Prepaid expenses		1,531	1,130
Inventories		21,986	20,799
Current assets		71,498	73,903
Non-current assets:
Property, plant and equipment		283,513	266,240
Deferred income tax		1,430	458
Total assets		356,441	340,601
Current liabilities:
Accounts payable and accrued liabilities		36,091	32,319
Income tax payable		5,032	9,440
Loans payable		27,718	28,977
Decommissioning liability		2,038	1,372
Other liabilities	[1]	8,908	8,579
Current liabilities		79,787	80,687
Non-current liabilities:
Loans payable		28,535	35,883
Deferred income tax		32,167	30,341
Decommissioning liability		11,266	11,899
Other liabilities		1,081	1,113
Total liabilities		152,836	159,923
EQUITY
Share capital		231,792	230,283
Accumulated deficit		(69,307)	(88,121)
Other reserves		10,870	12,409
Equity attributable to owners of the Company		173,355	154,571
Non-controlling interest		30,250	26,107
Total equity		203,605	180,678
Total liabilities and equity		$ 356,441	$ 340,601

[1]	(a) Profit sharing and other employee related obligations As at December 31, 2018, there is a provision amounting to $5,965 for employee profit sharing in Peru and $2,943 for wages, salaries and other employee benefits outstanding (December 31, 2017 - $5,487 and $3,092, respectively).